SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

NOTE 13. - SEGMENT INFORMATION

The Company's businesses are organized, managed and internally reported as four operating segments. In the second quarter of 2011, the Company acquired ExtraDev for its Digital division and the Company launched a new corporate identity and logo, along with a new website that grouped the Company under four distinct divisions. In conjunction with this, the Company determined that an expansion of its segment reporting to align with the new internal structure was appropriate. A summary of the four reportable segments follows:

DSS Printing	Licenses security printing technologies and manufactures and sells secure documents such as vital records, transcripts, safety paper, secure coupons, voter ballots, event tickets, among others. In addition, sells general commercial printing services utilizing digital and offset printing capabilities.

DSS Plastics	Manufactures and sells secure and non-secure plastic printed products such as ID cards, event badges and passes, and loyalty and gift cards, among others. Plastic cards include RFID chips, magnetic strips with variable data, and high quality graphics with overt and covert security features.

DSS Packaging	Manufactures and sells secure and non-secure custom paperboard packaging serving clients in the pharmaceutical, beverage, photo packaging, toy, specialty foods and direct marketing industries, among others.

DSS Digital	Develops, installs, hosts and services IT services including remote server and application hosting, cloud computing, secure document systems, back-up and disaster recovery services and customer program development services.

Approximate information concerning the Company's operations by reportable segment for years ended December 31, 2012 and 2011 is as follows. The Company relies on intersegment cooperation and management does not represent that these segments, if operated independently, would report the results contained herein:

Year ended December 31, 2012	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$3,640,000	$2,966,000	$9,428,000	$1,081,000	$-	$17,115,000
Revenues from transactions with other operating segments of the Company	625,000	-	91,000	-	-	716,000
Interest Expense	-	-	151,000	8,000	69,000	228,000
Stock based compensation	-	-	-	-	847,000	847,000
Depreciation and amortization	95,000	187,000	415,000	86,000	62,000	845,000
Net (loss) profit	(207,000)	(60,000)	431,000	(354,000)	(4,091,000)	(4,281,000)
Capital Expenditures	-	68,000	28,000	129,000	20,000	245,000
Identifiable assets	2,146,000	1,951,000	7,189,000	1,036,000	1,928,000	14,250,000
Income tax (benefit)	-	-	-	-	19,000	19,000

Year ended December 31, 2011	DSS Printing	DSS Plastics	DSS Packaging	DSS Digital	Corporate	Total

Revenues from external customers	$4,009,000	$2,769,000	$5,940,000	$666,000	$-	$13,384,000
Revenues from transactions with other operating segments of the Company	769,000	-	-	-	-	769,000
Interest Expense	8,000	17,000	116,000	13,000	105,000	259,000
Stock based compensation	-	-	-	-	399,000	399,000
Change in fair value of derivative liability	-	-	-	-	361,000	361,000
Depreciation and amortization	141,000	226,000	360,000	23,000	17,000	767,000
Net (loss) profit	(1,636,000)	(126,000)	92,000	(34,000)	(1,518,000)	(3,222,000)
Capital Expenditures	15,000	307,000	1,552,000	-	72,000	1,946,000
Identifiable assets	1,459,000	2,106,000	7,381,000	872,000	1,004,000	12,822,000
Income tax (benefit)	-	-	-	-	(150,000)	(150,000)

International revenue, which consists of sales to customers with operations in Canada, Western Europe, Latin America, Africa, Middle East and Asia comprised 2% of total revenue for 2012, (2%- 2011). Revenue is allocated to individual countries by customer based on where the product is shipped to, location of services performed or the location of equipment that is under an annual maintenance agreement. The Company had no long-lived assets in any country other than the United States for any period presented.

Major Customers During 2012, one customer accounted for 29% of the Company's consolidated revenue. As of December 31, 2012, this customer accounted for 21% of the Company's trade accounts receivable balance. During 2011, this customer accounted for 19% of the Company's consolidated revenue. As of December 31, 2011, this customer accounted for 18% of the Company's trade accounts receivable balance.